UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04448
______________________________________________

UBS Master Series, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2007

Item 1. Reports to Stockholders.

UBS Money Market Fund
Semiannual Report
August 31, 2007

UBS Money Market Fund

October 15, 2007

Dear shareholder,
We are pleased to present you with the semiannual report for UBS Money Market Fund (the “Fund”) for the six months ended August 31, 2007.

Performance
The seven-day current yield for the Fund’s Class A shares as of August 31, 2007, was 4.38%, down from 4.39%, (after fee waivers and/or expense reimbursements) on February 28, 2007. (Yields for all share classes over various time periods are shown in “Performance and portfolio characteristics at a glance” on page 7.)
UBS Money Market Fund

Investment goal:
Maximum current income consistent with liquidity and conservation of capital

Portfolio Manager:
Michael H. Markowitz UBS Global Asset Management (Americas) Inc.

Commencement:
Class A—July 1, 1991
Class B—September 26, 1986
Class C—July 14, 1992

Dividend payments:
Monthly

An interview with Portfolio Manager Michael H. Markowitz
Q.	How would you describe the economic environment during the reporting period?
A.	The US economy produced mixed results during the period. While gross domestic product growth—or “GDP,” which represents the market value of all final goods and services produced within a country in a given period of time—was a respectable 2.1% in the fourth quarter of 2006, it was only 0.6% during the first quarter of 2007. This is the slowest growth rate in the US since the fourth quarter of 2002. A variety of factors caused the economy to take a step backward, including the cooling of the housing market and relatively tepid business spending.

The economy picked up some steam in the second quarter of 2007, boosted by improving manufacturing activity and strong exports. During this period, the final estimate for GDP growth was 3.8%. However, despite this increase, the growth outlook for the remainder of the year is less robust. It is expected that the combination of financial market volatility, ongoing troubles in the housing market, and issues related to subprime mortgage lending—the practice of making loans to borrowers who do not qualify for the best market interest rates because of their deficient credit history—is likely to impact both consumer and business spending.

UBS Money Market Fund

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	Fed Chairman Ben Bernanke initially indicated that the issues related to the subprime mortgage market would probably not impact the overall economy. During Mr. Bernanke’s remarks to Congress in late March 2007, he stated that subprime defaults were “likely to be contained.” However, as the problems and fallout from subprime mortgages escalated, the Fed became more concerned about these issues. On July 18, the Fed Chairman told Congress that “rising delinquencies and foreclosures are creating personal, economic and social distress for many homeowners and communities—problems that likely will get worse before they get better.”

As credit concerns mounted, the Fed provided greater amounts of liquidity to the market in order to facilitate normal market operations. In mid-August, the Fed lowered the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75%. After the reporting period ended, the Fed continued to take action by reducing the federal funds rate from 5.25% to 4.75%. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This was the first reduction in the federal funds rate since June 2003.

In its statement accompanying the September meeting, the Fed stated, “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

Q.	How did you position the Fund’s portfolio during the reporting period?
A.	For much of the reporting period, we employed a “barbell” strategy, in which the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve. We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months. This largely benefited performance, as the yield on one-year money market securities rose higher during portions of the reporting period.

UBS Money Market Fund

Q.	Did you maintain a diversified portfolio during the period?
A.	The Fund’s portfolio remained highly diversified, by both average weighted maturity and security type. We held securities of various maturities, ranging from relatively short periods up to several months. In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period by investing in smaller positions, typically no larger than 2.0%–2.5%, in any one nongovernment holding.

Q.	What types of securities did you emphasize over the period?
A.	As always, quality, liquidity and yield remained paramount in our selection process for the portfolio. As such, we did not have any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market. In addition, we were highly selective in terms of the types of commercial paper held in the portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Rather, we emphasized multi-seller commercial paper programs which we believed to be more stable.

In addition to commercial paper, repurchase agreements comprised a significant amount of the Fund, which also held US government agency obligations, certificates of deposit, and other short-term obligations. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Within the sectors mentioned above, we also found variable-rate securities, which offer interest rates that reset periodically, to be attractive given the uncertainty of interest rate movements by the Fed. We purchased variable-rate securities linked to the fed funds rate, as well as those linked to the one-month and three-month LIBOR. (The LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indices used to make adjustments to adjustable-rate securities.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While our fundamental analysis points to pockets of vulnerability in the US economy, we do not currently anticipate enough turmoil to trigger a widespread global economic slowdown. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy.

UBS Money Market Fund

We also plan to remain alert to changes in the risk premium associated with short-term securities due to recent strains in the subprime mortgage market, as well as the effects of subprime lending on the rest of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS Money Market Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager
UBS Money Market Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended August 31, 2007. The views and opinions in the letter were current as of October 15, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 to August 31, 2007.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited) (concluded)

		Beginning account value March 1, 2007	Ending account value August 31, 2007	Expenses paid during period(1) 03/01/07 to 08/31/07

Class A	Actual	$1,000.00	$1,022.30	$4.83

	Hypothetical (5% annual return before expenses)	1,000.00	1,020.36	4.82

Class B	Actual	1,000.00	1,019.70	7.36

	Hypothetical (5% annual return before expenses)	1,000.00	1,017.85	7.35

Class C	Actual	1,000.00	1,019.80	7.36

	Hypothetical (5% annual return before expenses)	1,000.00	1,017.85	7.35

(1)	Expenses are equal to the Fund’s annualized net expense ratios: Class A: 0.95%; Class B: 1.45%; and Class C: 1.45%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS Money Market Fund

Performance and portfolio characteristics at a glance (unaudited)

Seven-day current yield(1)	08/31/07	02/28/07	08/31/06

Class A shares	4.38%	4.39%	4.40%

Class B shares	3.87	3.89	3.90

Class C shares	3.88	3.96	3.91

Characteristics	08/31/07	02/28/07	08/31/06

Weighted average maturity(2)	36 days	53 days	30 days

Average credit quality	First tier	First tier	First tier

Net assets (mm)	$12.7	$22.8	$24.2

Portfolio composition(3)	08/31/07	02/28/07	08/31/06

Repurchase agreements	39.8%	38.7%	39.7%

Commercial paper	34.3	31.8	34.3

US government agency obligations	11.3	11.0	11.6

Short-term corporate obligations	9.4	9.3	5.8

Certificates of deposit	3.9	9.0	8.8

Bank note	2.0	—	—

Other assets less liabilities	(0.7)	0.2	(0.2)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
(2)	The Fund is actively managed and its weighted average maturity will differ over time.
(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Money Market Fund

Statement of net assets—August 31, 2007 (unaudited)

	Face
	amount	Value

US government agency obligations(1)—11.27%

Federal Home Loan Mortgage Corp.
5.000%, due 09/18/07	$400,000	$399,055

Federal National Mortgage Association
5.000%, due 06/27/08	417,000	399,625

5.090%, due 11/30/07	299,000	295,195

5.140%, due 12/14/07	343,000	337,907

Total US government agency obligations (cost—$1,431,782)		1,431,782

Bank note—1.97%

Banking-US—1.97%
US Bank N.A.
5.478%, due 09/28/07(2) (cost—$250,006)	250,000	250,006

Certificates of deposit—3.93%

Banking-non-US—3.93%
Barclays Bank PLC
5.360%, due 01/18/08 (cost—$500,000)	500,000	500,000

Commercial paper(1)—34.27%

Asset backed-miscellaneous—5.90%
Atlantic Asset Securitization LLC
5.350%, due 09/06/07	250,000	249,814

Falcon Asset Securitization Corp.
5.310%, due 09/13/07	250,000	249,558

Sheffield Receivables Corp.
5.370%, due 09/04/07	250,000	249,888

		749,260

Asset backed-securities—2.35%
Solitaire Funding LLC
5.260%, due 09/24/07	300,000	298,992

Banking-non-US—4.00%
Allied Irish Banks N.A., Inc.
5.550%, due 10/17/07	260,000	258,156

Northern Rock PLC
5.260%, due 09/06/07	250,000	249,817

		507,973

UBS Money Market Fund

Statement of net assets—August 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(1)—(concluded)

Banking-US—15.70%
Bayerische Landesbank, New York Branch
5.310%, due 09/24/07	$369,000	$367,748

CBA (Delaware) Finance, Inc.
5.440%, due 09/28/07	300,000	298,776

ING (US) Funding LLC
5.140%, due 11/02/07	500,000	495,574

Nordea N.A., Inc.
5.250%, due 10/04/07	300,000	298,556

Societe Generale N.A., Inc.
5.260%, due 10/01/07	300,000	298,685

UniCredito Delaware, Inc.
5.350%, due 09/10/07	235,000	234,686

		1,994,025

Finance-noncaptive diversified—3.90%
General Electric Capital Corp.
5.150%, due 11/09/07	500,000	495,065

Insurance-multiline—2.42%
Hartford Financial Services Group, Inc.
5.500%, due 10/12/07	310,000	308,058

Total commercial paper (cost—$4,353,373)		4,353,373

Short-term corporate obligations—9.45%

Asset backed-securities—3.94%
K2 (USA) LLC
5.611%, due 09/17/07(2),(3)	500,000	500,036

Brokerage—2.36%
Merrill Lynch & Co., Inc.
5.485%, due 10/19/07(2)	300,000	300,056

Finance-captive automotive—3.15%
Toyota Motor Credit Corp.
5.300%, due 09/04/07(2)	400,000	400,000

Total short-term corporate obligations (cost—$1,200,092)		1,200,092

UBS Money Market Fund

Statement of net assets—August 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—39.82%

Repurchase agreement dated 08/31/07 with Deutsche Bank Securities, Inc., 5.300%, due 09/04/07 collateralized by $5,020,000 Federal Home Loan Bank obligations, 5.120% due 11/02/10; (value—$5,103,405); proceeds: $5,002,944	$5,000,000	$5,000,000

Repurchase agreement dated 08/31/07 with State Street Bank & Trust Co., 4.720%, due 09/04/07 collateralized by $58,045 US Treasury Notes, 4.125% to 4.500% due 08/15/10 to 11/30/11; (value—$59,167); proceeds: $58,030	58,000	58,000

Total repurchase agreements (cost—$5,058,000)		5,058,000

Total investments (cost—$12,793,253 which approximates cost for federal income tax purposes)—100.71%		12,793,253

Liabilities in excess of other assets—(0.71)%		(89,938)

Net assets (applicable to 9,720,627; 425,102 and 2,549,770 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		$12,703,315

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of August 31, 2007 and reset periodically.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 3.94% of net assets as of August 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS Money Market Fund

Statement of net assets—August 31, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments

United States	89.0%

United Kingdom	5.9

Japan	3.1

Ireland	2.0

Total	100.0%

Weighted average maturity—36 days

See accompanying notes to financial statements

UBS Money Market Fund

Statement of operations

For the six
months ended
August 31, 2007
(unaudited)

Investment income:
Interest	$359,150

Expenses:
Professional fees	43,935

Investment advisory and administration fees	33,489

Service fees—Class A	13,668

Service and distribution fees—Class B	1,647

Service and distribution fees—Class C	7,581

State registration fees	18,566

Reports and notices to shareholders	13,611

Transfer agency and related services fees—Class A	9,336

Transfer agency and related services fees—Class B	768

Transfer agency and related services fees—Class C	1,663

Directors’ fees	7,041

Insurance fees	5,135

Custody and accounting fees	938

Other expenses	4,654

162,032

Less: Fee waivers and/or expense reimbursements by investment advisor	(92,250)

Net expenses	69,782

Net investment income	289,368

Net realized loss from investment activities	(45)

Net increase in net assets resulting from operations	$289,323

See accompanying notes to financial statements

UBS Money Market Fund

Statement of changes in net assets

	For the six
	months ended	For the
	August 31, 2007	year ended
	(unaudited)	February 28, 2007

From operations:
Net investment income	$289,368	$819,595

Net realized loss from investment activities	(45)	—

Net increase in net assets resulting from operations	289,323	819,595

Dividends to shareholders from:
Net investment income—Class A	(241,234)	(715,382)

Net investment income—Class B	(8,560)	(39,313)

Net investment income—Class C	(39,574)	(64,900)

	(289,368)	(819,595)

Net increase (decrease) in net assets from
capital share transactions	(10,121,901)	8,992,301

Net increase (decrease) in net assets	(10,121,946)	8,992,301

Net assets:
Beginning of period	22,825,261	13,832,960

End of period	$12,703,315	$22,825,261

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class A

	For the six
	months ended		For the years ended February 28 or 29,
	August 31, 2007
	(unaudited)		2007	2006		2005	2004	2003

Net asset value,
beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.022		0.039	0.017		0.006	0.007	0.007

Net realized gains (losses)
from investment activities	(0.000	)(1)	—	(0.000	)(1)	—	0.000 (1)	—

Dividends from net
investment income	(0.022)		(0.039)	(0.017)		(0.006)	(0.007)	(0.007)

Distributions from net
realized gains from
investment activities	—		—	—		(0.000) (1)	—	—

Total dividends and
distributions	(0.022)		(0.039)	(0.017)		(0.006)	(0.007)	(0.007)

Net asset value,
end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total investment return(2)	2.23%		3.92%	1.72%		0.62%	0.67%	0.66%

Ratios/supplemental data:
Net assets, end of
period (000’s)	$9,728		$20,469	$10,380		$12,912	$15,396	$27,185

Expenses to average net
assets, net of fee
waivers and/or expense
reimbursements by advisor	0.95	%(3)	1.17%	1.86%		0.98%	0.46%	1.01%

Expenses to average net
assets, before fee
waivers and/or expense
reimbursements by advisor	2.32	%(3)	1.74%	1.86%		1.63%	1.23%	1.21%

Net investment income
to average net assets	4.42	%(3)	4.10%	1.69%		0.61%	0.67%	0.66%

(1)	Amount of net realized gain (loss) or distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

Class B

For the six
months ended		For the years ended February 28 or 29,
August 31, 2007
(unaudited)		2007	2006		2005		2004	2003

$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

0.020		0.034	0.012		0.001		0.001	0.002

(0.000)	(1)	—	(0.000	)(1)	—		0.000 (1)	—

(0.020)		(0.034)	(0.012)		(0.001)		(0.001)	(0.002)

—		—	—		(0.000	)(1)	—	—

(0.020)		(0.034)	(0.012)		(0.001)		(0.001)	(0.002)

$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

1.97%		3.41%	1.21%		0.12%		0.15%	0.16%

$425		$521	$1,744		$6,422		$13,227	$36,948

1.45	%(3)	1.92%	2.33%		1.41%		0.98%	1.49%

3.05	%(3)	2.36%	2.33%		2.09%		1.74%	1.69%

3.91	%(3)	3.24%	1.02%		0.12%		0.14%	0.15%

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class C

	For the six
	months ended		For the years ended February 28 or 29,
	August 31, 2007
	(unaudited)		2007	2006		2005		2004		2003

Net asset value,
beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.020		0.033	0.012		0.001		0.001		0.002

Net realized gains (losses)
from investment activities	(0.000	)(1)	—	(0.000	)(1)	—		0.000	)(1)	—

Dividends from net
investment income	(0.020)		(0.033)	(0.012)		(0.001)		(0.001)		(0.002)

Distributions from net
realized gains from
investment activities	—		—	—		(0.000)	)(1)	—		—

Total dividends and
distributions	(0.020)		(0.033)	(0.012)		(0.001)		(0.001)		(0.002)

Net asset value,
end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total investment return(2)	1.98%		3.40%	1.19%		0.10%		0.10%		0.15%

Ratios/supplemental data:
Net assets, end of
period (000’s)	$2,550		$1,835	$1,709		$2,663		$5,179		$11,319

Expenses to average net
assets, net of fee waivers
and/or expense
reimbursements by advisor	1.45	%(3)	1.78%	2.40%		1.44%		1.02%		1.52%

Expenses to average net
assets, before fee
waivers and/or expense
reimbursements by advisor	2.85	%(3)	2.36%	2.40%		2.11%		1.79%		1.71%

Net investment income
to average net assets	3.92	%(3)	3.45%	1.19%		0.10%		0.10%		0.15%

(1)	Amount of net realized gain (loss) or distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

UBS Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Master Series, Inc. (“Master Series”) was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end series investment company which currently offers one series, which is diversified: UBS Money Market Fund (the “Fund”). The Fund’s investment objective is to provide maximum current income consistent with liquidity and conservation of capital.

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. or certain of its affiliates serve as principal underwriter.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of

UBS Money Market Fund

Notes to financial statements (unaudited)

securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

UBS Money Market Fund

Notes to financial statements (unaudited)

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. At August 31, 2007, the Fund owed UBS Global AM $6,129 for investment advisory and administration fees.

Effective June 28, 2007, UBS Global AM has voluntarily undertaken to waive a portion of its investment advisory and administration fees and/or reimburse expenses so that the Fund’s total ordinary annual operating expenses through June 30, 2008 (excluding interest expense, if any, and

UBS Money Market Fund

Notes to financial statements (unaudited)

extraordinary items) will not exceed the following annualized rates: Class A, 0.95%; Class B, 1.45%; and Class C, 1.45%. For the six months ended August 31, 2007, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $92,250. At August 31, 2007, UBS Global AM owed the Fund $13,498 for fee waivers and/or expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended August 31, 2007, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $994,461. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM—US monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 2007, the Fund owed UBS Global AM—US $3,953 for distribution and service fees.

UBS Global AM—US also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—US has informed the Fund that for the six months ended August 31, 2007, the Fund did not have any deferred sales charges on Class A, Class B and Class C shares, respectively.

UBS Money Market Fund

Notes to financial statements (unaudited)

Transfer agency related services fees
UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Fund’s transfer agent, and was compensated for these services by PFPC, not the Fund.

For the six months ended August 31, 2007, UBS Financial Services, Inc. received from PFPC, not the Fund, $6,633 of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. The Fund did not loan any securities during the six months ended August 31, 2007.

Other liabilities and components of net assets
At August 31, 2007, the Fund had the following liabilities outstanding:

Payable for shares repurchased	$59,403

Dividends payable to shareholders	3,067

Other accrued expenses*	71,453

*Excludes investment advisory and administration fees and service and distribution fees.

At August 31, 2007, the components of net assets were as follows:

Accumulated paid in capital	$12,697,569

Accumulated net realized gain from investment activities	5,746

Net assets	$12,703,315

UBS Money Market Fund

Notes to financial statements (unaudited)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended August 31, 2007 and the fiscal year ended February 28, 2007 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending February 29, 2008.

At February 28, 2007, the Fund has a net capital loss carryforward of $6. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire February 28, 2015. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

Capital stock
There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

	Class A		Class B

	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	August 31,	February 28,	August 31,	February 28,
	2007	2007	2007	2007

Shares exchanged into Fund	2,838,633	18,998,886	273,029	1,112,960

Shares repurchased or exchanged out of Fund	(13,960,055)	(10,357,653)	(197,742)	(1,295,931)

Shares converted from Class B to Class A	178,341	1,073,916	(178,341)	(1,073,916)

Dividends reinvested	202,354	374,407	6,868	33,926

Net increase (decrease) in shares outstanding	(10,740,727)	10,089,556	(96,186)	(1,222,961)

UBS Money Market Fund

Notes to financial statements (unaudited)

	Class C

	For the six	For the
	months ended	year ended
	August 31,	February 28,
	2007	2007

Shares exchanged into Fund	2,005,386	1,676,465

Shares repurchased or exchanged out of Fund	(1,324,520)	(1,612,252)

Dividends reinvested	34,146	61,493

Net increase in shares outstanding	715,012	125,706

UBS Money Market Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of UBS Master Series, Inc.’s (the “Company”) board on July 18, 2007, the members of the board, including the directors who are not “interested persons” of the Company (“Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement of the Company, with respect to its sole series, UBS Money Market Fund (the “Fund”), with UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. In addition, one of the Independent Directors and legal counsel to the Independent Directors met several times with management and representatives of PricewaterhouseCoopers LLP (“PwC”) to discuss management’s proposed profitability methodology and made suggestions for changes to the methodology. As a result of management’s focus on the profitability methodology and this series of meetings, the Independent Directors received extensive information on UBS Global AM’s profitability, a report from management on the methodology used and a report from PwC on industry practices with respect to profitability methodology. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements were met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Directors also met for several hours the evening before the board meeting to discuss matters relating to the Fund and other funds subject to their oversight and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Division, which had over $700 billion of assets under management worldwide. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (“Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver/expense reimbursement arrangement in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses for the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the first quintile and its total expenses were in the fourth quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Management noted that had the fee waiver/expense reimbursement arrangement that was introduced in June 2006 been in effect for the entire comparison period, the Fund’s total expenses would have been closer to its Expense Group median. In addition, the board noted management’s explanation that the Fund’s above average total expenses resulted from a low level of assets under management, which caused certain non-management expenses to be above average for the Fund’s Expense Group. It was also noted that, unlike some of the funds in the Expense Group, the Fund imposed higher 12b-1 fees due to the Fund’s exchangeability feature.

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2007 and (b) annualized performance information for each year in the ten-year period ended April 30, 2007. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the one- and five-year periods and the fifth quintile for the three- and ten-year periods and since inception period (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). The board noted management’s explanation that underperformance was due entirely to the low level of assets under management (approximately $11.9 million as of April 30, 2007), low average account balances resulting in proportionally higher transfer agent fees, and higher 12b-1 fees due to the Fund’s exchangeability feature into certain other UBS long-term funds, consistent with industry practice for

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

exchange vehicle money funds. In addition, the board noted that investors in the Fund may benefit by reducing subsequent charges upon an exchange into a long-term UBS fund or redemption of certain types of shares. Based on its review and management’s explanation, the board concluded that, considering that the Fund operates solely as an exchange vehicle for other UBS funds and its low level of assets under management, the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM’s allocation methodologies used in preparing this profitability data, as noted above. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies. The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints. The board recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all. Given the relatively small size of the Fund, UBS Global AM did not believe that the Fund was large enough to have any significant economies of scale.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and Actual Management Fee currently in place, and the voluntary fee waiver/expense reimbursement arrangement effective through June 30, 2008, which UBS Global AM had recently implemented, the board concluded that the management fee schedule, together with fee waivers/expense caps, reflects an appropriate level of sharing of any economies of scale.

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

(This page has been left blank intentionally)

(This page has been left blank intentionally)

Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 9, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 9, 2007